TAXES - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations	€ 695	€ 1,454	€ 1,205
Tax expense at the statutory rate	132	276	229
Taxation of foreign operations, net	23	89	81
Non-deductible expense items for tax purposes	6	4	30
Tax effect from change in tax rate	43	3	(38)
Deferred taxes not recognised	(4)	6	(4)
Adjustment in respect of current income tax from prior periods	(3)	(14)	(2)
Income tax charge per the consolidated income statement	197	€ 364	€ 296
UK
Disclosure of geographical areas [line items]
Tax effect from change in tax rate	€ 37
Statutory UK rate	19.00%	19.00%	19.00%
Netherlands
Disclosure of geographical areas [line items]
Tax effect from change in tax rate	€ 6	€ 2	€ (9)
France
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		€ 1
Basque Territory
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			(23)
Sweden
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			€ (5)